Equity In Broker Trading Account (Tables)	12 Months Ended
Dec. 31, 2013
Equity In Broker Trading Account [Abstract]
Amounts Of Cash And Futures Contracts

	December 31, 2013	December 31, 2012

Total Index Series	$11,154,801	$15,239,677
Agricultural Sector Series	366,492	624,564